iShares®

iShares Trust

Supplement dated September 24, 2010

to the Prospectus and Statement of Additional Information (“SAI”)

dated December 1, 2009 for the

iShares S&P North American Technology-Semiconductors Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on October 15, 2010.

	Current	New
Fund Name	iShares S&P North American Technology-Semiconductors Index Fund	iShares PHLX SOX Semiconductor Sector Index Fund
Index	S&P North American Technology-Semiconductors Index	PHLX Semiconductor Sector Index
Ticker	IGW	SOXX
Exchange	NYSE Arca, Inc.	The NASDAQ Stock Market LLC
Number of Index Names	52 (as of 8/30/10)	30 (as of 8/30/10)
Weighting Methodology	Modified market cap	Modified market cap

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-IGW-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE